Investments in Equity Accounted Investees - Summary of Reconciliation of Financial Information to Carrying Amount of Interest in Joint Venture (Detail) - Chery Jaguar Land Rover Automotive Co. Limited [member]
₨ in Millions, $ in Millions
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of joint ventures [line items]
Net assets of the joint venture	₨ 91,020.4	$ 1,396.6	₨ 74,708.0
Proportion of the Company's interest in joint venture	45,510.2	698.3	37,354.0
Other consolidation adjustments	(1,016.2)	(15.6)	(667.9)
Carrying amount of the Company's interest in joint venture	₨ 44,494.0	$ 682.7	₨ 36,686.1